Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, we are providing the following information about executive compensation actually paid (as defined by SEC rules) and certain other performance measures. For further information concerning the Company's pay-for-performance philosophy and how the Company aligns executive compensation with Company performance, refer to the "Compensation Discussion and Analysis" section beginning on page 20.

The following tables set forth information regarding the compensation of our principal executive officer (“PEO”), and the average compensation of our other NEOs compared to Company and peer group performance for the fiscal years listed.

			Average Summary Compensation Table Total for Non-PEO NEOs(5)	Average Compensation Actually Paid to Non-PEO NEOs(6)	Value of Initial Fixed $100 Investment Based On
Year	Summary Compensation Table Total for Mr. Oxley(1)	Compensation Actually Paid to Mr. Oxley(2)			Total Shareholder Return(7)	Peer Group Total Shareholder Return(8)	Net Income(9) (in millions)	Pre-Tax Income (in millions)
2025	$4,188,576	$3,378,532	$2,261,453	$1,687,149	$150.23	$118.67	$167.9	$219.3
2024	$2,752,806	$3,377,719	$1,850,226	$2,164,232	$182.88	$160.13	$203.4	$270.1

			Average Summary Compensation Table Total for Non-PEO NEOs(5)	Average Compensation Actually Paid to Non-PEO NEOs(6)	Value of Initial Fixed $100 Investment Based On
Year	Summary Compensation Table Total for Mr. Bartok(3)	Compensation Actually Paid to Mr. Bartok(4)			Total Shareholder Return(7)	Peer Group Total Shareholder Return(8)	Net Income(9) (in millions)	Pre-Tax Income (in millions)
2024	$993,488	$1,198,158	$1,850,226	$2,164,232	$182.88	$160.13	$203.4	$270.1
2023	$2,569,434	$3,592,107	$1,647,692	$2,468,745	$152.20	$114.68	$166.9	$221.6
2022	$2,710,839	$2,321,786	$2,008,835	$1,671,559	$63.22	$74.19	$178.8	$235.8
2021	$2,263,124	$2,259,809	$1,648,862	$1,643,444	$105.25	$128.12	$110.5	$146.6
(1)The dollar amounts reported in this column are the amounts of the total compensation reported for our PEO, Anthony W. Oxley, who was our Chief Executive Officer for a portion of fiscal 2024 and for fiscal 2025. Refer to “Executive Compensation - Summary Compensation Table.”
(2)The dollar amounts reported represent the amount of “compensation actually paid” to Mr. Oxley, as computed in accordance with Item 402(v) of Regulation S-K, and do not reflect the total compensation actually realized or received by Mr. Oxley. In accordance with these rules, these amounts reflect “Total Compensation” as set forth in the Summary Compensation Table for the year, adjusted as shown below for fiscal 2025. Equity values are calculated in accordance with the same assumptions we generally use under the accounting guidance for share-based payments and reflect changes in the value of awards granted by D.R. Horton (that settle in D.R. Horton shares), as well as the Company (that settle in Company shares), that continue to vest based on Mr. Oxley's service to the Company.

Compensation Actually Paid to Mr. Oxley	2025
Summary Compensation Table (SCT) total compensation	$4,188,576
Less: stock award values reported in SCT for the covered year	(2,247,640)
Plus: fair value as of year-end of stock awards granted in the covered year	1,837,555
Plus: year over year change in fair value as of year-end of outstanding unvested stock awards granted in prior years	(172,277)
Plus: change in fair value from prior year end to the vesting date of stock awards granted in prior years that vested in the covered year	(227,682)
Compensation actually paid to Mr. Oxley	$3,378,532
(3)The dollar amounts reported in this column are the amounts of the total compensation reported for our former PEO, Daniel C. Bartok, who was our Chief Executive Officer in fiscal years 2021, 2022, 2023, and for part of fiscal 2024 through January 1, 2024. Refer to “Executive Compensation - Summary Compensation Table” for fiscal 2024 in our 2025 Proxy Statement.
(4)The dollar amounts reported represent the amount of “compensation actually paid” to Mr. Bartok, as computed in accordance with Item 402(v) of Regulation S-K, and do not reflect the total compensation actually realized or received by Mr. Bartok. In accordance with these rules, these amounts reflect “Total Compensation” as set forth in the Summary Compensation Table for fiscal 2024 in our 2025 Proxy Statement, with some adjustments in accordance with SEC rules. Equity values are calculated in accordance with the same assumptions we generally use under the accounting guidance for share-based payments.
(5)The dollar amounts reported represent the average of the amounts reported for the Company's non-PEO NEOs as a group in the “Total” column of the Summary Compensation Table in each applicable year. The names of the NEOs included for these purposes in each applicable fiscal year are as follows: (i) for 2025, 2024 and 2023, Donald J. Tomnitz, James D. Allen, and Mark S. Walker and (ii) for 2022 and 2021, Donald J. Tomnitz and James D. Allen.
(6)The dollar amounts reported represent the average amount of “compensation actually paid” to the non-PEO NEOs as a group, as computed in accordance with Item 402(v) of Regulation S-K. In accordance with these rules, these amounts reflect “Total Compensation” as set forth in the Summary Compensation Table for the year, adjusted as shown below for fiscal 2025. Equity values are calculated in accordance with the same assumptions we generally use under the accounting guidance for share-based payments.

Average Compensation Actually Paid to Non-PEO NEOs	2025
Average Summary Compensation Table (SCT) total compensation	$2,261,453
Less: average stock award values reported in SCT for the covered year	(1,184,506)
Plus: average fair value as of year-end of stock awards granted in the covered year	964,038
Plus: fair value as of the vesting date for awards that are granted and vest in the same covered year	12,219
Plus: average year over year change in fair value as of year-end of outstanding unvested stock awards granted in prior years	(159,231)
Plus: average change in fair value from prior year end to the vesting date of stock awards granted in prior years that vested in the covered year	(206,824)
Average compensation actually paid to non-PEO NEOs	$1,687,149
(7)Total Shareholder Return (TSR) is calculated by assuming that a $100 investment was made on September 30, 2020.
(8)The TSR Peer Group consists of the Peer Group, as used in the Company's stock performance graph in our annual report on Form 10-K, which is the same peer group disclosed on page 32 under “Competitive Pay Analysis and Peer Group.”
(9)Amounts represent net income reported in the Company's audited financial statements for the applicable fiscal year and are included as required by Item 402(v) of Regulation S-K.
(10)We have updated our Pay Versus Performance disclosure to identify the financial performance measure that we believe most directly links compensation actually paid to our NEOs to company performance. Beginning in fiscal 2025, the Compensation Committee approved the PTI Bonus program under which bonuses are earned based on our Pre-Tax Income ("PTI") for the year. Because PTI is the primary financial metric used in determining actual annual incentive compensation for our NEOs, PTI has been designated as the Company-Selected Measure for purposes of this disclosure.
Financial Performance Measures
The most important financial performance measures used by the Company to link NEO compensation actually paid for the most recently completed fiscal year to the Company's performance are as follows:
•Pre-tax Income
•Relative Total Shareholder Return
•Return on Inventory
•Market Share
Relationship Between Pay and Performance
As described in more detail in the Compensation Discussion and Analysis section, the Company's executive compensation program for fiscal 2025 reflected a variable pay-for-performance philosophy based on the consideration of several factors. Moreover, the Compensation Committee generally seeks to incentivize NEOs to maximize the Company's value over the long-term and, therefore, does not specifically align the Company's performance measures with compensation that is actually paid (as calculated in accordance with SEC rules) for a particular year. Pursuant to SEC rules, the following graphs are provided to show the relationships between information presented in the Pay versus Performance table.

Company Selected Measure Name	Pre-Tax Income
Named Executive Officers, Footnote	The dollar amounts reported represent the average of the amounts reported for the Company's non-PEO NEOs as a group in the “Total” column of the Summary Compensation Table in each applicable year. The names of the NEOs included for these purposes in each applicable fiscal year are as follows: (i) for 2025, 2024 and 2023, Donald J. Tomnitz, James D. Allen, and Mark S. Walker and (ii) for 2022 and 2021, Donald J. Tomnitz and James D. Allen.
Peer Group Issuers, Footnote	The TSR Peer Group consists of the Peer Group, as used in the Company's stock performance graph in our annual report on Form 10-K, which is the same peer group disclosed on page 32 under “Competitive Pay Analysis and Peer Group.”
Adjustment To PEO Compensation, Footnote	The dollar amounts reported represent the amount of “compensation actually paid” to Mr. Oxley, as computed in accordance with Item 402(v) of Regulation S-K, and do not reflect the total compensation actually realized or received by Mr. Oxley. In accordance with these rules, these amounts reflect “Total Compensation” as set forth in the Summary Compensation Table for the year, adjusted as shown below for fiscal 2025. Equity values are calculated in accordance with the same assumptions we generally use under the accounting guidance for share-based payments and reflect changes in the value of awards granted by D.R. Horton (that settle in D.R. Horton shares), as well as the Company (that settle in Company shares), that continue to vest based on Mr. Oxley's service to the Company.

Compensation Actually Paid to Mr. Oxley	2025
Summary Compensation Table (SCT) total compensation	$4,188,576
Less: stock award values reported in SCT for the covered year	(2,247,640)
Plus: fair value as of year-end of stock awards granted in the covered year	1,837,555
Plus: year over year change in fair value as of year-end of outstanding unvested stock awards granted in prior years	(172,277)
Plus: change in fair value from prior year end to the vesting date of stock awards granted in prior years that vested in the covered year	(227,682)
Compensation actually paid to Mr. Oxley	$3,378,532
(3)The dollar amounts reported in this column are the amounts of the total compensation reported for our former PEO, Daniel C. Bartok, who was our Chief Executive Officer in fiscal years 2021, 2022, 2023, and for part of fiscal 2024 through January 1, 2024. Refer to “Executive Compensation - Summary Compensation Table” for fiscal 2024 in our 2025 Proxy Statement.
(4)The dollar amounts reported represent the amount of “compensation actually paid” to Mr. Bartok, as computed in accordance with Item 402(v) of Regulation S-K, and do not reflect the total compensation actually realized or received by Mr. Bartok. In accordance with these rules, these amounts reflect “Total Compensation” as set forth in the Summary Compensation Table for fiscal 2024 in our 2025 Proxy Statement, with some adjustments in accordance with SEC rules. Equity values are calculated in accordance with the same assumptions we generally use under the accounting guidance for share-based payments.

Non-PEO NEO Average Total Compensation Amount	$ 2,261,453	$ 1,850,226	$ 1,647,692	$ 2,008,835	$ 1,648,862
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,687,149	2,164,232	2,468,745	1,671,559	1,643,444
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts reported represent the average amount of “compensation actually paid” to the non-PEO NEOs as a group, as computed in accordance with Item 402(v) of Regulation S-K. In accordance with these rules, these amounts reflect “Total Compensation” as set forth in the Summary Compensation Table for the year, adjusted as shown below for fiscal 2025. Equity values are calculated in accordance with the same assumptions we generally use under the accounting guidance for share-based payments.

Average Compensation Actually Paid to Non-PEO NEOs	2025
Average Summary Compensation Table (SCT) total compensation	$2,261,453
Less: average stock award values reported in SCT for the covered year	(1,184,506)
Plus: average fair value as of year-end of stock awards granted in the covered year	964,038
Plus: fair value as of the vesting date for awards that are granted and vest in the same covered year	12,219
Plus: average year over year change in fair value as of year-end of outstanding unvested stock awards granted in prior years	(159,231)
Plus: average change in fair value from prior year end to the vesting date of stock awards granted in prior years that vested in the covered year	(206,824)
Average compensation actually paid to non-PEO NEOs	$1,687,149

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Financial Performance Measures
The most important financial performance measures used by the Company to link NEO compensation actually paid for the most recently completed fiscal year to the Company's performance are as follows:
•Pre-tax Income
•Relative Total Shareholder Return
•Return on Inventory
•Market Share

Total Shareholder Return Amount	$ 150.23	182.88	152.20	63.22	105.25
Peer Group Total Shareholder Return Amount	118.67	160.13	114.68	74.19	128.12
Net Income (Loss)	$ 167,900,000	$ 203,400,000	$ 166,900,000	$ 178,800,000	$ 110,500,000
Company Selected Measure Amount	219,300,000	270,100,000	221,600,000	235,800,000	146,600,000
Measure:: 1
Pay vs Performance Disclosure
Name	Pre-tax Income
Measure:: 2
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return
Measure:: 3
Pay vs Performance Disclosure
Name	Return on Inventory
Measure:: 4
Pay vs Performance Disclosure
Name	Market Share
Anthony W. Oxley [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 4,188,576	$ 2,752,806
PEO Actually Paid Compensation Amount	$ 3,378,532	3,377,719
PEO Name	Anthony W. Oxley
Daniel C. Bartok [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		993,488	$ 2,569,434	$ 2,710,839	$ 2,263,124
PEO Actually Paid Compensation Amount		$ 1,198,158	$ 3,592,107	$ 2,321,786	$ 2,259,809
PEO Name	Daniel C. Bartok
PEO | Anthony W. Oxley [Member] | Stock Award Values Reported in SCT for the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,247,640)
PEO | Anthony W. Oxley [Member] | Fair Value as of Year-End of Stock Awards Granted in the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,837,555
PEO | Anthony W. Oxley [Member] | Year over Year Change in Fair Value as of Year-End of Outstanding Unvested Stock Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(172,277)
PEO | Anthony W. Oxley [Member] | Change in Fair Value from Prior Year End to the Vesting Date of Stock Awards Granted in Prior Years that Vested in the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(227,682)
Non-PEO NEO | Stock Award Values Reported in SCT for the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,184,506)
Non-PEO NEO | Fair Value as of Year-End of Stock Awards Granted in the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	964,038
Non-PEO NEO | Year over Year Change in Fair Value as of Year-End of Outstanding Unvested Stock Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(159,231)
Non-PEO NEO | Change in Fair Value from Prior Year End to the Vesting Date of Stock Awards Granted in Prior Years that Vested in the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(206,824)
Non-PEO NEO | Fair Value as of the Vesting Date for Awards that are Granted and Vest in the Same Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 12,219